RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The below is a roll forward of the convertible notes payable, net - related party:

£
Balance at January 1, 2024	7,536,400
Proceeds received	425,000
Reclassification to related party (previous debt holder was appointed as a board member)	775,399
Interest expense accrued	858,137
Debt issuance cost amortization	63,600
Conversion of convertible notes payable	(7,750,000)
Change in fair value of convertible notes	15,460
Forgiveness of interest on conversion	(883,599)
Balance at December 31, 2024	1,040,397
Proceeds received	1,000,000
Reclassification to related party (previous debt holder was appointed as a board member)	764,932
Interest expense accrued	367,152
Forgiveness of interest on conversion	(3,805)
Change in fair value of convertible notes	2,558
Conversion of convertible notes payable	(3,157,021)
Carrying value of convertible notes extinguished upon conversion to equity	(14,213)
Balance at December 31, 2025	—